Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	$ 4,500,466	$ 13,234,914
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	4,249,095	22,126,167
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	13,216,525	(1,738,009)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	1,043,302	(1,479,008)
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	2,488,262	(1,083,060)
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	(200)	(68,880)
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	(2,291,830)	(185,467)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	381,022	627,314
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	(10,587,986)	26,053,277
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	$ 251,371	$ (8,891,253)